Summary of number and weighted average exercise prices of deferred shares units (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Shareholders’ equity
Number of Options, Beginning | shares	74,371	64,735	70,572
Weighted average exercise price, beginning | $ / shares	$ 28.40	$ 28.37	$ 23.73
Number of Options, Granted - Replacement options | shares	12,949	21,712	10,620
Weighted average exercise price, granted - Replacement options | $ / shares	$ 50.65	$ 25.85	$ 21.61
Number of Options, Exercised | shares		(1,416)	(12,917)
Weighted average exercise price, exercised | $ / shares		$ 11.86	$ 6.36
Number of Options, Canceled/Forfeited | shares	(11,296)	(10,660)	(3,540)
Weighted average exercise price, canceled/forfeited | $ / shares	$ 25.71	$ 25.00	$ 27.12
Number of Options, Ending | shares	76,024	74,371	64,735
Weighted average exercise price, ending | $ / shares	$ 25.77	$ 28.40	$ 28.37